SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Accounts Receivable from Customers Accounting for 10% Percent or More) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Company A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	22.00%	21.00%